Commitments, Contingent Liabilities and Other Tax Matters (Details)	Dec. 31, 2019 USD ($)
Commitments and Contingent Liabilities and Other Matters, details
Approximate cash maintained to satisfy regulatory reserve requirements	$ 125,764,000